Commitments (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Commitments [Line Items]
Minimum operating lease payments recognised as expense	CAD 386,705	CAD 183,212
Not later than one year [member]
Disclosure of Commitments [Line Items]
Minimum operating lease payments recognised as expense	0	26,067
Later than one year and not later than two years [member]
Disclosure of Commitments [Line Items]
Minimum operating lease payments recognised as expense	47,327	27,338
Later than two years and not later than three years [member]
Disclosure of Commitments [Line Items]
Minimum operating lease payments recognised as expense	51,316	28,519
Later than three years and not later than four years [member]
Disclosure of Commitments [Line Items]
Minimum operating lease payments recognised as expense	49,941	21,850
Later than four years and not later than five years [member]
Disclosure of Commitments [Line Items]
Minimum operating lease payments recognised as expense	45,997	17,892
Later than five years and not later than six years [Member]
Disclosure of Commitments [Line Items]
Minimum operating lease payments recognised as expense	43,885	17,566
Later than six years [Member]
Disclosure of Commitments [Line Items]
Minimum operating lease payments recognised as expense	CAD 148,239	CAD 43,980